Share-Based Compensation - Information Related to Share Options Outstanding (Details) shares in Millions	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 $ / bbl	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding (in shares)	2.2		2,200,000	3.1	5.2
Weighted average remaining contractual life	4 years 4 months 24 days
Weighted average exercise price (C$/share)		$ 4,530,000		$ 4,130,000	$ 4,770,000
1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding (in shares) | $ / bbl			1,800,000
Weighted average remaining contractual life	4 years
Weighted average exercise price (C$/share)		3,770,000
5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding (in shares) | $ / bbl			400,000
Weighted average remaining contractual life	6 years 2 months 12 days
Weighted average exercise price (C$/share)		7,870,000
Bottom of range | 1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$ per share)		1.01
Bottom of range | 5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$ per share)		5.01
Top of range | 1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$ per share)		5.00
Top of range | 5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$ per share)		$ 10.00